Summary of Significant Accounting Policies (Gaming Taxes) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Gaming taxes	$ 78.1	$ 83.2